Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 223,387,500.00
Previously Paid Amount	27,276.48
Total Fee Amount	30,848.82
Total Offset Amount	0.00
Net Fee	$ 3,573.34